Supplement dated October 18, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Company Growth Fund (the Fund)	5/1/2022
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Dana Kelley, CFA	Portfolio Manager	Co-Portfolio Manager	October 2022
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Dana Kelley, CFA	Portfolio Manager	Co-Portfolio Manager	October 2022
Mr. Cole joined the Investment Manager in 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Mr. Collette joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Kelley joined the Investment Manager in 2011. Mr. Kelley began his investment career in 2008 and earned a B.S. in finance from the University of Connecticut.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7025-0001_(10/22)